General and Administrative Expenses (Details) ₪ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)		Dec. 31, 2015 ILS (₪)
General and Administrative Expenses [Abstract]
Salaries and management fees	[1]	₪ 208		₪ 212		₪ 193
Professional fees		75		109		91
Depreciation		26		22		29
Sales and marketing (including salary)		2		1		10
Other (including office maintenance)	[2]	75		92		127
General and administrative expenses		₪ 386	$ 111	₪ 436	[3]	₪ 450	[3]

[1]	As for salaries and management fees to related parties, refer to Note 36c.
[2]	Net of income management fees from related party, refer to Note 36d.
[3]	Reclassified, refer to note 2ff.